Federated
World-Class Investment Manager

Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2009

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TREASURY CASH SERIES
GOVERNMENT CASH SERIES
PRIME CASH SERIES
MUNICIPAL CASH SERIES

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Introduction 1

Investment Objective, Strategies, Performance Information and Fees and Expenses 1

Treasury Cash Series 1

Government Cash Series 6

Prime Cash Series 9

Municipal Cash Series 13

What are the Principal Securities in Which the Funds Invest? 18

What are the Specific Risks of Investing in the Funds? 25

What Do Shares Cost? 30

How are the Funds Sold? 31

Payments to Financial Intermediaries 31

How to Purchase Shares 33

How to Redeem and Exchange Shares 36

Account and Share Information 41

Who Manages the Funds? 45

Legal Proceedings 45

Financial Information 47

Appendix A: Hypothetical Investment and Expense Information 52

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Introduction

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This prospectus describes the Shares of Cash Trust Series, Inc. (Corporation).

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The following pages describe the investment objective and strategies of the Treasury Cash Series (TCS), Government Cash Series (GCS), Prime Cash Series (PCS) and Municipal Cash Series (MCS), each a portfolio of the Corporation.

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The investment objective of TCS, GCS, PCS and MCS may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. While there can be no assurance that a Fund will achieve its investment objective, each Fund endeavors to do so by following the strategies and policies described in this Prospectus.

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Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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Investment Objective, Strategies, Performance Information and Fees and Expenses

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Treasury Cash Series

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INVESTMENT OBJECTIVE

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TCS seeks to provide current income consistent with stability of principal and liquidity.

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INVESTMENT STRATEGY

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TCS invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. TCS will have a dollar-weighted average portfolio maturity of 90 days or less.

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TCS's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
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  current short-term interest rates;
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  the Federal Reserve Board's policies regarding short-term interest rates; and
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  the potential effects of foreign economic activity on U.S. short-term interest rates.
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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because TCS refers to U.S. Treasury investments in its name, the Securities and Exchange Commission (SEC) requires TCS to notify shareholders at least 60 days in advance of any change in its investment policies that would enable TCS to normally invest less than 80% of its assets in U.S. Treasury investments.

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PERFORMANCE INFORMATION

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.00%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2008).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2008.

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Calendar Period	Fund
1 Year	0.92%
5 Years	2.25%
10 Years	2.45%
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The Fund's 7-Day Net Yield as of December 31, 2008 was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

TREASURY CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of TCS.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers, Reimbursements and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Other Expenses [4]	0.49%
Total Annual Fund Operating Expenses [5]	1.34%

1 Includes amounts that the Fund incurred to participate in the Temporary Guarantee Program for Money Market Funds offered by the U.S. Treasury Department. The percentages shown are based on expenses for the entire fiscal year ended May 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, administrator, distributor, shareholder services provider and certain unaffiliated third-party financial intermediaries waived and/or reimbursed certain amounts. In addition, the distributor did not charge certain amounts and an affiliate of the Adviser (affiliate) reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2009.
Total Waivers, Reimbursements and Reduction of Fund Expenses	0.87%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursements and reduction)	0.47%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.18% for the fiscal year ended May 31, 2009.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. In addition, the distributor did not charge, and therefore the Fund did not accrue, a portion of its fee. This reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver and reduction) was 0.02% for the fiscal year ended May 31, 2009.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator and shareholder services provider voluntarily waived and/or reimbursed a portion of their fee. The administrator and shareholder services provider can terminate this voluntary waiver/reimbursement at any time. The affiliate voluntarily reimbursed certain operating expenses. The affiliate can terminate this voluntary reimbursement at any time. In addition, certain unaffiliated third-party financial intermediates voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waivers and reimbursements) was 0.27% for the fiscal year ended May 31, 2009.
5 Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in Total Actual Annual Fund Operating Expenses shown in footnote 1 above will be maintained in the future. However, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that Total Operating Expenses (excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.06% for the fiscal year ending May 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2010.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers, reimbursements and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	136
3 Years	$	425
5 Years	$	734
10 Years	$	1,613
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Government Cash Series

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INVESTMENT OBJECTIVE

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GCS seeks to provide current income consistent with stability of principal and liquidity.

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INVESTMENT STRATEGY

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GCS invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. GCS will have a dollar-weighted average portfolio maturity of 90 days or less.

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GCS's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
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  current short-term interest rates;
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  the Federal Reserve Board's policies regarding short-term interest rates; and
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  the potential effects of foreign economic activity on U.S. short-term interest rates.
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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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GCS intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GCS may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, GCS may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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Because GCS refers to government securities in its name, the SEC requires GCS to notify shareholders at least 60 days in advance of any change in its investment policies that would enable GCS to normally invest less than 80% of its assets in government securities.

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PERFORMANCE INFORMATION

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.01%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.01% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2008.

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Calendar Period	Fund
1 Year	1.52%
5 Years	2.45%
10 Years	2.60%
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The Fund's 7-Day Net Yield as of December 31, 2008 was 0.34%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

GOVERNMENT CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of GCS.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Other Expenses [4]	0.51%
Total Annual Fund Operating Expenses	1.36%

1 Includes amounts that the Fund incurred to participate in the Temporary Guarantee Program for Money Market Funds offered by the U.S. Treasury Department. The percentages shown are based on expenses for the entire fiscal year ended May 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor, administrator, shareholder services provider and certain unaffiliated third-party financial intermediaries waived and/or reimbursed certain amounts. In addition, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2009.
Total Waivers, Reimbursement and Reduction of Fund Expenses	0.36%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	1.00%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.47% for the fiscal year ended May 31, 2009.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. In addition, the distributor did not charge, and therefore the Fund did not accrue, a portion of its fee. This reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver and reduction) was 0.09% for the fiscal year ended May 31, 2009.
4 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator and shareholder services provider voluntarily waived and/or reimbursed a portion of its fee. The administrator and shareholder services provider can terminate this voluntary waiver/reimbursement at any time. Additionally, certain unaffiliated third-party financial intermediaries voluntarily waived a portion of their shareholder services fee. This voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waivers and reimbursement) were 0.44% for fiscal year ended May 31, 2009.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	138
3 Years	$	431
5 Years	$	745
10 Years	$	1,635
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Prime Cash Series

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INVESTMENT OBJECTIVE

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PCS seeks to provide current income consistent with stability of principal and liquidity.

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INVESTMENT STRATEGY

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PCS invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. PCS will have a dollar-weighted average portfolio maturity of 90 days or less. PCS's investment adviser (Adviser) actively manages PCS's portfolio, seeking to limit the credit risk taken by PCS and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
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  current short-term interest rates;
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  the Federal Reserve's Board's policies regarding short-term interest rates, and
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  the potential effects of foreign economic activity on U.S. short-term interest rates.
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The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of PCS's investments tend to be concentrated towards the shorter and longer ends of the maturity range of investments, rather than spread evenly across the ranges. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing and decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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PCS may invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. PCS may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, PCS may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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Industry Concentration

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PCS may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of PCS's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that PCS will invest more than 25% of its total assets in the financial services industry.

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TEMPORARY INVESTMENTS

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PCS may temporarily depart from its principal investment strategies, including its strategy of investing at least 25% of its assets in the financial services industry, by holding cash, shortening the portfolio's dollar-weighted average maturity, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during period when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflow. It is possible that such investments could affect PCS's investment returns and/or PCS's ability to achieve its investment objective.

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PERFORMANCE INFORMATION

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.22%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.03% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2008.

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Calendar Period	Fund
1 Year	2.31%
5 Years	2.70%
10 Years	2.80%
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The Fund's 7-Day Net Yield as of December 31, 2008 was 1.91%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

PRIME CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of PCS.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver, Reimbursement and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Other Expenses [4]	0.49%
Total Annual Fund Operating Expenses	1.34%

1 Includes amounts that the Fund incurred to participate in the Temporary Guarantee Program for Money Market Funds offered by the U.S. Treasury Department. The percentages shown are based on expenses for the entire fiscal year ended May 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived/reimbursed certain amounts. In addition, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2009.
Total Waiver, Reimbursement and Reduction of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction)	1.08%
2 The Adviser voluntarily waived/reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver/reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver/reimbursement) was 0.49% for the fiscal year ended May 31, 2009.
3 The distributor did not charge, and therefore the Fund did not accrue, a portion of its fee. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund (after the reduction) was 0.10% for the fiscal year ended May 31, 2009.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.
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EXAMPLE

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

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waiver, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	136
3 Years	$	425
5 Years	$	734
10 Years	$	1,613
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Municipal Cash Series

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INVESTMENT OBJECTIVE

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

MCS seeks to provide current income exempt from federal regular income tax consistent with stability of principal.

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INVESTMENT STRATEGY

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

MCS invests in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. MCS will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT). MCS will have a dollar-weighted average portfolio maturity of 90 days or less. MCS's investment adviser (Adviser) actively manages MCS's portfolio, seeking to limit the credit risk taken by MCS and to select investments with enhanced returns.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.


The Adviser targets an average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in MCS's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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

Because MCS refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY INVESTMENTS

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MCS may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect MCS's investment returns. If MCS invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.

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PERFORMANCE INFORMATION


Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.16%.


Within the periods shown in the bar chart, the Fund's Shares highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.02% (quarter ended September 30, 2003).


Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2008.


Calendar Period	Fund
1 Year	1.62%
5 Years	1.75%
10 Years	1.76%
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The Fund's 7-Day Net Yield as of December 31, 2008 was 0.91%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

MUNICIPAL CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of MCS.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Other Expenses [4]	0.53%
Total Annual Fund Operating Expenses	1.38%

1 Includes amounts that the Fund incurred to participate in the Temporary Guarantee Program for Money Market Funds offered by the U.S. Treasury Department. The percentages shown are based on expenses for the entire fiscal year ended May 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived and the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2009.
Total Waiver and Reduction of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	1.08%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended May 31, 2009.
3 The distributor did not charge, and therefore the Fund did not accrue, a portion of its fee. This reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the reduction) was 0.10% for the fiscal year ended May 31, 2009.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 141
3 Years	$ 437
5 Years	$ 755
10 Years	$1,657
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What are the Principal Securities in Which the Funds Invest?

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The following table provides general information on the types of securities in which each of the Funds principally invests. A Fund may invest in other types of securities as a non-principal investment as described in the Fund's Statement of Additional Information (SAI). A glossary describing these securities follows this table.

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	TCS	GCS	PCS	MCS
U.S. Treasury Securities	P	P
Agency Securities		P	P
Tax-Exempt Securities:				P
Variable Rate Demand Instruments				P
Municipal Notes				P
General Obligation Bonds				P
Special Revenue Bonds				P
Private Activity Bonds				P
Tax-Exempt Commercial Paper				P
Corporate Debt Securities:			P
Commercial Paper			P
Demand Instruments			P
Bank Instruments			P
Asset-Backed Securities			P
Insurance Contracts			P
Municipal Securities			P
Foreign Securities			P
Credit Enhancement 			P	P
Callable Securities		P
Repurchase Agreements	P	P	P
Investing in Securities of Other Investment Companies			P
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P = Principal Investment

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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U.S. TREASURY SECURITIES

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

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AGENCY SECURITIES

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as U.S. Treasury securities.

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TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.

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Variable Rate Demand Instruments

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Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the Demand Provider), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are "conditional," so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are "unconditional," so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as "synthetic" variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.

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Municipal Notes

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Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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General Obligation Bonds

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General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

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Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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Private Activity Bonds

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Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.

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Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities, and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).

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The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

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Tax-Exempt Commercial Paper

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Tax-exempt commercial paper is a tax-exempt issuer's obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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CORPORATE DEBT SECURITIES

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

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. Corporate debt securities also include interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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Commercial Paper

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Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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Demand Instruments

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Demand instruments are corporate securities that require the issuer or a third party, such as a dealer or bank (the Demand Provider), to repurchase the security for its face value upon demand. Some demand instruments are "conditional," so that the occurrence of certain conditions relieves the Demand Provider of its obligation to repurchase the security. Other demand instruments are "unconditional," so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Insurance Contracts

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Insurance contracts include guaranteed investment contracts, funding agreements and annuities. Insurance contracts generally provide that the purchaser will deposit money with the insurance company and the insurance company will pay interest for the life of the contract and return the principal at maturity. Insurance contracts are treated as fixed-income securities.

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Municipal Securities

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Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, some municipal securities are taxable.

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Foreign Securities

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Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
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  the principal trading market for its securities is in another country; or
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  it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.
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Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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Credit Enhancement

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PCS and MCS may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer may have greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

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Callable Securities

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Certain fixed-income securities are callable at the option of the issuer. Callable securities are subject to call risks.

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REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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A designated Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund; or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third party Demand Provider). Other investment companies are managed independently of A Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

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INVESTMENT RATINGS

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The securities in which PCS and MCS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Funds?

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All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

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The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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The following table provides general information on risks associated with the types of securities in which each of the Funds principally invests. A Fund may invest in other types of securities as a non-principal investment; risks associated with investing in such other securities are described in the Funds' Statement of Additional Information (SAI). A glossary describing the principal risks follows this table.

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	TCS	GCS	PCS	MCS
Interest Rate Risks	X	X	X	X
Issuer Credit Risks		X	X
Counterparty Credit Risks	X	X	X
Call Risks		X		X
Risk Associated with Investing Share Purchase Proceeds	X	X	X	X
Sector Risks			X	X
Credit Enhancement Risks			X	X
Tax Risks				X
Risks of Foreign Investing			X

INTEREST RATE RISKS

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Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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Certain factors, such as the presence of call features, may cause a particular fixed-income security, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates. Certain of MCS's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms, (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected).

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ISSUER CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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COUNTERPARTY CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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SECTOR RISKS

A substantial part of MCS's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, MCS will be more susceptible to any economic, business, political or other developments which generally affect these entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

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A substantial part of PCS's portfolio may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of PCS's portfolio may be comprised of securities credit enhanced by companies with similar characteristics. As a result, PCS's will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting companies in the financial services industry, or companies with similar characteristics might include changes in interest rates, changes in the general economic cycle, changes in fiscal and economic policy, and regulatory changes.

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CREDIT ENHANCEMENT RISK

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The securities in which a Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect a Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

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A single enhancement provider may provide credit enhancement to more than one of a Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund, as a Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

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TAX RISKS

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In order to pay interest that is exempt from federal regular income tax, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

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Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the secondary market in which a Fund invests.

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Income from the Fund also may be subject to AMT.

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RISKS OF FOREIGN INVESTING


Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What Do Shares Cost?

CALCULATION OF NET ASSET VALUE

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV.

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The following table shows at what times the Funds determine their NAV each day the NYSE is open:

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Fund	NAV Determined (Eastern Time)
PCS	3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.)
TCS	3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.)
GCS	3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.)
MCS	Noon and 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.)

How are the Funds Sold?

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The Funds' Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through financial intermediaries. MCS may not be a suitable investment for retirement plans. Under the Distributor's Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of a Fund.

RULE 12B-1 FEES

The Funds have each adopted a Rule 12b-1 Plan, which allows them to pay marketing fees of up to 0.35% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Funds' Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

Each Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES

Each Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

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Each Fund may pay Recordkeeping Fees on an average net assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Funds may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments under a Rule 12b-1 Plan and/or Service Fees and/or Account Administration Fees and/or Recordkeeping Fees and/or Networking Fees made by a Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of a Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or a Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from a Fund or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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The required minimum initial investment for each Fund's Shares is $10,000. The required minimum subsequent investment amount is $500. For PCS, TCS and GCS, the minimum initial and subsequent investment amounts for IRAs are $250 and $100, respectively. For PCS, TCS and GCS, there is no minimum initial or subsequent amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Funds' policy on "Accounts with Low Balances" as discussed later in this Prospectus.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by a Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to a Fund by electronic means permitted by a Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with a Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by a Fund to the extent that such financial intermediary has been duly authorized by a Fund to accept such orders. If you call a Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent.

You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). A Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or State Street Bank and Trust Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud a Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares of PCS, TCS or GCS as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from a Fund if you purchased Shares directly from a Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to a Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by a Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with a Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by a Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by a Fund to the extent that such financial intermediary has been duly authorized by a Fund to accept such orders.

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If you call the Fund by 3:00 p.m. Eastern time with respect to PCS, TCS and GCS, or Noon (Eastern time) with respect to MCS, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. (Eastern time) with respect to PCS, TCS and GCS or Noon (Eastern time) with respect to MCS and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to a Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Funds if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
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  exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in PCS, TCS or GCS may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any applicable minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or a Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends paid by the Fund and capital gains paid by a Fund (if applicable).

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DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

The Funds may establish alternative days for payment of dividends each month at the election of your financial intermediary's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from a Fund, you will receive dividends on the last day of each month.

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From time to time, the Funds may realize capital gains or losses. MCS may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value.

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If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in Shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See "Tax Information" below for information on the tax consequences of MCS realizing a capital gain.

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Important information regarding MCS's distributions, if applicable, is available in the "Products" section of Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Notice to Shareholders - Source of Distributions" link under "Related Information." Important information regarding TCS's, GCS's and PCS's distributions, including the percentage of the Funds' distributions that are attributable to capital gains during the calendar year (if any), is available in the "Products" section of Federated's website at FederatedInvestors.com by clicking on the "Tax Center" link under "Related Information" and then clicking on "Year-End Tax Statement."

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts (other than retirement accounts for PCS, GCS and TCS) may be closed if redemptions or exchanges cause the account balance to fall below $10,000, or in the case of IRAs $250. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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TCS, GCS and PCS send an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Fund Distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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MCS sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although MCS does not seek to realize capital gains, it may realize and distribute capital gains from time to time as a result of its normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

Given the short-term nature of each Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for a Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of a Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of a Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund's top ten credit/obligor exposures or top ten holdings, effective maturity and/or percentage breakdowns of the portfolio by effective maturity, type of security and credit quality tier.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" or "Composition" link.

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's Annual and Semi-Annual Reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.

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Who Manages the Funds?

The Board of Directors (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 149 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees. Federated provides investment products to nearly 5,300 investment professionals and institutions.

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ADVISORY FEES

The Fund's investment advisory contract provides for payment to the Adviser of annual investment advisory fee of 0.50% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board's review of the Funds' investment advisory contract is available in each Fund's Annual Report dated May 31, 2009.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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The information for the fiscal years ended May 31, 2009, 2008, 2007 and 2006 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Fund's audited financial statements, is included in each Fund's Annual Report. The information for the prior year was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights - Treasury Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2009	2008	2007	2006	[1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.0032	0.0273	0.0419	0.0295		0.0091
Net realized gain on investments	0.0001	--	--	0.0000	[2]	0.0000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0033	0.0273	0.0419	0.0295		0.0091
Less Distributions:
Distributions from net investment income	(0.0032)	(0.0273)	(0.0419)	(0.0295)		(0.0091)
Distributions from net realized gain on investments	(0.0001)	--	--	(0.0000	) [2]	(0.0000	) [2]
TOTAL DISTRIBUTIONS	(0.0033)	(0.0273)	(0.0419)	(0.0295)		(0.0091)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	0.32%	2.76%	4.27%	2.99%		0.91%

Ratios to Average Net Assets:
Net expenses	0.47%	1.04%	1.05%	1.05%		1.05%
Net investment income	0.15%	2.45%	4.18%	3.00%		0.87%
Expense waiver/reimbursement [4]	0.62%	0.05%	0.06%	0.06%		0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,457,691	$712,164	$345,669	$388,810		$252,537

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Represents less than $0.0001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2009, which can be obtained free of charge.

Financial Highlights - Government Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2009	2008	2007	2006 [1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0063	0.0324	0.0424	0.0302	0.0099
Less Distributions:
Distributions from net investment income	(0.0063)	(0.0324)	(0.0424)	(0.0302)	(0.0099)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.64%	3.29%	4.32%	3.06%	0.99%

Ratios to Average Net Assets:
Net expenses	1.00%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.60%	3.08%	4.24%	2.98%	1.08%
Expense waiver/reimbursement [3]	0.11%	0.01%	0.03%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$946,354	$850,101	$549,287	$487,625	$546,590

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2009, which can be obtained free of charge.

Financial Highlights - Prime Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2009	2008	2007	2006 [1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.036	0.043	0.031	0.011
Less Distributions:
Distributions from net investment income	(0.014)	(0.036)	(0.043)	(0.031)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.39%	3.70%	4.42%	3.15%	1.08%

Ratios to Average Net Assets:
Net expenses	1.08%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.34%	3.58%	4.34%	3.07%	1.11%
Expense waiver/reimbursement [3]	0.01%	0.02%	0.01%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,661,244	$5,787,122	$4,758,790	$3,850,411	$4,074,633

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2009, which can be obtained free of charge.

Financial Highlights - Municipal Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2009		2008		2007		2006 [1]	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.023		0.027		0.020	0.008
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.023		0.027		0.020	0.008
Less Distributions:
Distributions from net investment income	(0.010)		(0.023)		(0.027)		(0.020)	(0.008)
Distributions from net realized gain on investments	(0.000)	[2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.010)		(0.023)		(0.027)		(0.020)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.03%		2.36%		2.72%		1.98%	0.76%

Ratios to Average Net Assets:
Net expenses	1.08	% [4]	1.05	% [4]	1.05%		1.05%	1.05%
Net investment income	1.00%		2.26%		2.69%		1.92%	0.81%
Expense waiver/reimbursement [5]	0.05%		0.05%		0.05%		0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$512,018		$476,382		$342,760		$334,001	$400,545

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2009, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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TREAS URY CASH SERIES
ANNUAL EXPENSE RATIO: 1.34%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$136.45	$10,366.00
2	$10,366.00	$518.30	$10,884.30	$141.45	$10,745.40
3	$10,745.40	$537.27	$11,282.67	$146.62	$11,138.68
4	$11,138.68	$556.93	$11,695.61	$151.99	$11,546.36
5	$11,546.36	$577.32	$12,123.68	$157.55	$11,968.96
6	$11,968.96	$598.45	$12,567.41	$163.32	$12,407.02
7	$12,407.02	$620.35	$13,027.37	$169.30	$12,861.12
8	$12,861.12	$643.06	$13,504.18	$175.49	$13,331.84
9	$13,331.84	$666.59	$13,998.43	$181.92	$13,819.79
10	$13,819.79	$690.99	$14,510.78	$188.57	$14,325.59
Cumulative		$5,909.26		$1,612.66
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GOVERNMENT CASH SERIES
ANNUAL EXPENSE RATIO: 1.36%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$ 500.00	$10,500.00	$ 138.48	$10,364.00
2	$10,364.00	$ 518.20	$10,882.20	$ 143.52	$10,741.25
3	$10,741.25	$ 537.06	$11,278.31	$ 148.74	$11,132.23
4	$11,132.23	$ 556.61	$11,688.84	$ 154.15	$11,537.44
5	$11,537.44	$ 576.87	$12,114.31	$ 159.76	$11,957.40
6	$11,957.40	$ 597.87	$12,555.27	$ 165.58	$12,392.65
7	$12,392.65	$ 619.63	$13,012.28	$ 171.61	$12,843.74
8	$12,843.74	$ 642.19	$13,485.93	$ 177.85	$13,311.25
9	$13,311.25	$ 665.56	$13,976.81	$ 184.33	$13,795.78
10	$13,795.78	$ 689.79	$14,485.57	$ 191.04	$14,297.95
Cumulative		$5,903.78		$1,635.06

PRIME CASH SERIES
ANNUAL EXPENSE RATIO: 1.34%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$136.45	$10,366.00
2	$10,366.00	$518.30	$10,884.30	$141.45	$10,745.40
3	$10,745.40	$537.27	$11,282.67	$146.62	$11,138.68
4	$11,138.68	$556.93	$11,695.61	$151.99	$11,546.36
5	$11,546.36	$577.32	$12,123.68	$157.55	$11,968.96
6	$11,968.96	$598.45	$12,567.41	$163.32	$12,407.02
7	$12,407.02	$620.35	$13,027.37	$169.30	$12,861.12
8	$12,861.12	$643.06	$13,504.18	$175.49	$13,331.84
9	$13,331.84	$666.59	$13,998.43	$181.92	$13,819.79
10	$13,819.79	$690.99	$14,510.78	$188.57	$14,325.59
Cumulative		$5,909.26		$1,612.66

MUNICIPAL CASH SERIES
ANNUAL EXPENSE RATIO: 1.38%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.50	$10,362.00
2	$10,362.00	$518.10	$10,880.10	$145.58	$10,737.10
3	$10,737.10	$536.86	$11,273.96	$150.85	$11,125.78
4	$11,125.78	$556.29	$11,682.07	$156.31	$11,528.53
5	$11,528.53	$576.43	$12,104.96	$161.97	$11,945.86
6	$11,945.86	$597.29	$12,543.15	$167.84	$12,378.30
7	$12,378.30	$618.92	$12,997.22	$173.91	$12,826.39
8	$12,826.39	$641.32	$13,467.71	$180.21	$13,290.71
9	$13,290.71	$664.54	$13,955.25	$186.73	$13,771.83
10	$13,771.83	$688.59	$14,460.42	$193.49	$14,270.37
Cumulative		$5,898.34		$1,657.39

An SAI for each Fund dated July 31, 2009, is incorporated by reference into this Prospectus. Additional information about a Fund and its investments is contained in each Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of a Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain a Fund's SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Funds at 1-800-341-7400.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Funds (including the SAIs) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5843


Federated
World-Class Investment Manager

Cash Trust Series, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402
Cusip 147551204
Cusip 147551105
Cusip 147551303


G00861-01 (7/09)


Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.